Segment Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segment	1
Number of operating segment	1
Non-US
Segment Reporting Information [Line Items]
Revenue earned from customers | $	$ 0	$ 0